COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

26.COMMITMENTS AND CONTINGENCIES

Commitments

The Group’s commitments primarily related to capital contribution obligation for certain private equity investment funds. Total commitments contracted but not yet reflected in the consolidated financial statements amounted to US$70.0 million and US$25.0 million as of December 31, 2024 and 2025, respectively.

Contingencies

The financial services industry is highly regulated. From time to time, the licensed companies in the financial industry may be required to assist in and/or are subject to inquiries and/or examination by the regulatory authorities of the jurisdiction in where they operate. The Group reviews its regulatory inquiries and other legal proceedings on an ongoing basis and evaluates whether potential regulatory fines are probable, estimable and material and for updating its contingency reserves and disclosures accordingly.

As of the date of issuance of the consolidated financial statements, the Group is involved in inquiries initiated by the China Securities Regulatory Commission (the “CSRC”) concerning matters including, among others, providing cross-border securities services for domestic investors. The Group has taken and may continue to take rectification measures based on communication with the CSRC and in accordance with such inquiries from the CSRC. However, there can be no assurance that the measures the Group has taken or will take in the future will be effective or fully satisfy the CSRC’s requirements. As of the date of this report, the Group does not have sufficient information to accurately predict if any disciplinary action or punishment will be taken by the CSRC against the Group and/or their responsible officers after the conclusion of such inquiries. Should any such action be taken, the Group cannot foresee its nature, scope, or timing. Any such disciplinary actions taken against the Group and/or their responsible officers may have a material and adverse impact on the Group’s operations and financial results.

26.COMMITMENTS AND CONTINGENCIES (Continued)

Contingencies (Continued)

According to ASC 450-20-25-2, an estimated loss from a loss contingency shall be accrued when information available before the financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements, and the amount of loss can be reasonably estimated. The management has concluded that the conditions in paragraph 450-20-25-2 have not been met.

As of December 31, 2024 and 2025, no provision has been made by the Group for the aforementioned potential loss contingencies.